Post-Employment Benefits - Summary of Change in the Net Defined Benefit Obligation (Detail) kr in Millions	12 Months Ended
	Dec. 31, 2017 SEK (kr) yr	Dec. 31, 2016 SEK (kr)
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	kr 22,690	kr 19,963
Included in the income statement
Current service cost	1,793	1,853
Past service cost and gains and losses on settlements	296	(182)
Interest cost/income (+/-)	306	275
Taxes and administrative expenses	188	102
Other	(11)	(14)
Components of defined benefit cost recognized	2,572	2,034
Remeasurements
Return on plan assets excluding amounts in interest expense/income	(2,438)	(4,280)
Actuarial gains/losses (-/+) arising from changes in demographic assumptions	(396)	(405)
Actuarial gains/losses (-/+) arising from changes in financial assumptions	2,110	8,255
Experience-based gains/losses (-/+)	(219)	(1,550)
Total remeasurements	(943)	2,020
Translation difference	(12)	168
Contributions and payments from:
Employers1)	(1,463)	(1,464)
Plan participants	4	6
Settlements	(141)
Business combinations and divestments		(37)
Closing balance	kr 22,706	22,690
Weighted average duration of DBO | yr	20.1
Asset ceiling excluded from defined benefit cost recognized in income statement	kr 50	80
2018 [member]
Contributions and payments from:
Expected contribution to plans	1,364
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	87,175	78,141
Reclassification		104
Included in the income statement
Current service cost	1,793	1,853
Past service cost and gains and losses on settlements	296	(182)
Interest cost/income (+/-)	2,198	2,451
Taxes and administrative expenses	143	53
Other	(13)	(16)
Components of defined benefit cost recognized	4,417	4,159
Remeasurements
Actuarial gains/losses (-/+) arising from changes in demographic assumptions	(396)	(405)
Actuarial gains/losses (-/+) arising from changes in financial assumptions	2,110	8,255
Experience-based gains/losses (-/+)	(219)	(1,550)
Total remeasurements	1,495	6,300
Translation difference	(2,275)	1,002
Contributions and payments from:
Employers1)	(880)	(902)
Plan participants	27	28
Benefit payments	(2,173)	(1,568)
Settlements	(141)
Business combinations and divestments		(89)
Closing balance	87,645	87,175
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	(64,485)	(58,178)
Reclassification		(104)
Included in the income statement
Interest cost/income (+/-)	(1,892)	(2,176)
Taxes and administrative expenses	45	49
Other	2	2
Components of defined benefit cost recognized	(1,845)	(2,125)
Remeasurements
Return on plan assets excluding amounts in interest expense/income	(2,438)	(4,280)
Total remeasurements	(2,438)	(4,280)
Translation difference	2,262	(834)
Contributions and payments from:
Employers1)	(583)	(562)
Plan participants	(23)	(22)
Benefit payments	2,173	1,568
Business combinations and divestments		52
Closing balance	kr (64,939)	kr (64,485)